Business combinations and capital reorganization - Schedule of Business Acquisition Ordinary Shares Outstanding (Details) - shares	Dec. 31, 2022	Mar. 16, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Shares for basic (in shares)	267,177,592		190,270,211	190,270,211
Exchange with shares no cash contribution made (in shares)		1,902,702	1,902,702	1,902,702
Allego Holding
Disclosure of detailed information about business combination [line items]
Shares for basic (in shares)		124	100	100	100